Equity accounted investments - Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 7,323	[1]	R 7,148
Additions	91		35		R 396
Balance at end of the year	6,560		7,323	[1]	7,148
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	1,260		1,247		1,160
Additions	91		0		0
Share of results of equity-accounted investee after tax	(7)		0		0
Impairment of loan to Peregrine	0		0		(18)
Foreign currency translation	(153)		13		105
Balance at end of the year	R 1,191		R 1,260		R 1,247

[1]	Amount for 31 December 2024 was revised (see note 16.2)